Accounting Judgments and Estimates - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of changes in accounting estimates [Line Items]
Property, plant and equipment	¥ 1,272,774,000		¥ 1,379,287,000		$ 195,622,000
Property, plant and equipment, impairment loss	0	$ 0	0	¥ 0
Prepaid lease payments	376,449,000		385,874,000	395,299,000	57,860,000	$ 59,309,000
Prepaid lease payments, impairment loss	0	0	0	¥ 0
Intangible assets	17,000,000		17,000,000		2,613,000	$ 2,613,000
Intangible assets, impairment loss	0	0	0
Trade receivables	587,510,000		438,751,000		90,299,000
Trade receivables, impairment loss	0	0	0
Inventories	178,034,000		138,740,000		$ 27,363,000
Inventories, impairment loss	0	$ 0	0
Accumulated impairment [Member]
Disclosure of changes in accounting estimates [Line Items]
Property, plant and equipment	¥ 10,259,000		¥ 10,259,000